Business Acquisitions (Details) - Schedule of pro forma results of operations ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Schedule of pro forma results of operations [Abstract]
Pro forma net revenues	¥ 537,011
Pro forma net loss attributable to Ucommune	¥ (472,124)